Risk Management - Summary of the Positions of the Derivative Financial Instruments Held by the Company (Detail) bbl in Thousands, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) bbl	Dec. 31, 2017 GBP (£) bbl	Dec. 31, 2016 USD ($) bbl
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)	$ 7.0		$ (17.7)
Forward contracts [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)			0.3
Forward contracts [Member] | Long position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	55.0
Fair value Asset Position (Liability)	$ 0.3
Maturity	2018
Forward contracts [Member] | Short position/Foreign currency forwards [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 78.0		15.0
Fair value Asset Position (Liability)	$ (0.3)		0.3
Maturity	2018
Swap [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)	$ 105.0
Swap [Member] | Derivatives designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Fair value Asset Position (Liability)			(10.0)
Swap [Member] | Cross Currency Swap Matured In Two Thousand Twenty Six [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		£ 700
Fair value Asset Position (Liability)	$ 92.0
Maturity	2026
Swap [Member] | Cross Currency Swap Matured In Two Thousand Thirty Four [member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | £		£ 600
Fair value Asset Position (Liability)	$ 13.0
Maturity	2034
Swap [Member] | Interest Libor / Fixed rate [Member] | Derivatives designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value	$ 0.0		371.0
Fair value Asset Position (Liability)			$ (10.0)
Futures contracts [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(15,561)	(15,561)	(1,866)
Fair value Asset Position (Liability)	$ (98.0)		$ (8.0)
Futures contracts [Member] | Long position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	43,862	43,862	88,303
Maturity	2018
Futures contracts [Member] | Short position/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl	(59,423)	(59,423)	(90,169)
Maturity	2018
Options [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl			120
Options [Member] | Call/Crude oil and oil products [Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Maturity	2018
Options [Member] | Put/Crude oil and oil products Member] | Derivatives not designated for hedge accounting [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Notional value | bbl			120
Maturity	2018